Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions	[1]	¥ 1,578,952	¥ 1,564,295
Accounts payable to brokers, dealers and customers for securities transactions	[1]	1,410,785	1,400,141
Consolidated VIEs
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions		372,395	315,870
Accounts payable to brokers, dealers and customers for securities transactions		¥ 422,060	¥ 325,090

[1]	Receivables from brokers, dealers and customers for securities transactions include ¥315,870 million and ¥372,395 million of such receivables of consolidated VIEs at March 31, 2017 and 2018, respectively. Payables to brokers, dealers and customers for securities transactions include ¥325,090 million and ¥422,060 million of such payables of consolidated VIEs at March 31, 2017 and 2018, respectively.